CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
NOTE 4: -	CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2024	2023
Cash, cash equivalents and restricted cash:

Cash	$31,122	$25,594
Short-term deposits	1,400	—
Restricted cash (included within prepaid expenses and other current assets)	7	2,228
Money market funds	17,818	10,944
Total cash, cash equivalents and restricted cash	50,347	38,766

Short-term deposits	48,000	78,000
Marketable securities	70,711	51,615

Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$169,058	$168,381

NOTE 4: -	CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Cont.)

The following table classifies the Company’s marketable securities by contractual maturities as of December 31, 2024:

	Amortized
	Cost	Fair Value
Contractual maturity year:
Within one year	$1,892	$1,880
After one year through five years	68,340	68,831
Total	$70,232	$70,711

As of December 31, 2024 and 2023, interest receivable is immaterial and is included within prepaid expenses and other current assets on the consolidated balance sheets.

As of December 31, 2024 and 2023, no continuous unrealized losses for 12 months or greater were identified.

As of December 31, 2024, the amortized cost and fair value of marketable securities were as follows:

	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,939	$24	$(72)	$8,892
Corporate bonds	61,293	914	(387)	61,819
Total	$70,232	$938	$(459)	$70,711

As of December 31, 2023, the amortized cost and fair value of marketable securities were as follows:

	December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,367	$37	$(49)	$8,355
Corporate bonds	42,385	999	(124)	43,260
Total	$50,752	$1,036	$(173)	$51,615